6a. ACQUISITION OF ASSETS OF PHYTOSPHERE SYSTEMS, LLC (Details-Allocation of purchase price) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets acquired
Accounts receivable	$ 0	$ 0	$ 0	$ 396,438
Inventory	0	0	0	345,477
Prepaid inventory	0	0	0	1,260,510
Fixed assets, net	0	0	$ 0	1,288
Unidentifiable intangible assets
Goodwill residual estimate	$ 1,855,512	$ 1,855,512		$ 1,855,512
Phytosphere Systems
Assets acquired
Cash					$ 50,775
Accounts receivable					396,438
Inventory					345,477
Prepaid inventory					1,260,510
Fixed assets, net					1,288
Total tangible assets					2,054,488
Identifiable intangible assets
Total identifiable intangible assets					4,110,000
Unidentifiable intangible assets
Goodwill residual estimate					1,855,512
Total assets acquired from PhytoSPHERE					8,020,000
Phytosphere Systems | Vendor relationships
Identifiable intangible assets
Total identifiable intangible assets					1,170,000
Phytosphere Systems | Trade name
Identifiable intangible assets
Total identifiable intangible assets					230,000
Phytosphere Systems | Noncompete agreement
Identifiable intangible assets
Total identifiable intangible assets					$ 2,710,000